Note 6 - Related Party Debt Agreements (Details Narrative) - Esenjay Investments, LLC [Member] - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Inventory Line of Credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 5,000,000
Line of Credit Facility, Interest Rate During Period	15.00%
Long-term Line of Credit	$ 2,405,000
Line of Credit Facility, Remaining Borrowing Capacity	2,595,000
Unrestricted Line of Credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 10,000,000
Line of Credit Facility, Interest Rate During Period	8.00%
Long-term Line of Credit	$ 7,975,000
Line of Credit Facility, Remaining Borrowing Capacity	2,025,000
Interest Expense, Borrowings	$ 587,000	$ 162,000